Capital and Capital Reserves	12 Months Ended
Dec. 31, 2017
Capital and Capital Reserves [Abstract]
Capital and Capital Reserves
Note 23 -	Capital and Capital Reserves

	Authorized	Registered and paid up
	December 31	December 31
	2016 and 2017	2016 and 2017
Number of shares

Ordinary shares of NIS 0.1 par value each	501,000,000	19,203,186

As of December 31, 2017, 5,862,615 ordinary shares of the Company have been purchased pursuant to a share buyback program which was authorized by the Company’s Board of Directors.